INTANGIBLE ASSETS - Amortization expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS
Amortization of intangible assets	¥ 58,000,000	¥ 5,000,000	¥ 7,000,000
Annual estimated amortization expense for intangible assets subject to amortization
2016	238,630,057
2017	238,630,057
2018	238,630,057
2019	234,972,057
2020	233,773,558
Total	¥ 1,184,635,786